CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2018
CAPITAL STOCK
Summary of issued and outstanding capital stock

	Common Shares
	Number	Amount

Balance as of December 31, 2016	95,983,176	$3,701.4
Reduction of paid-up capital	—	(50.0)
Redemption	(541,899)	(20.6)
Balance as of December 31, 2017	95,441,277	3,630.8
Redemption	(16,064,215)	(611.1)
Balance as of December 31, 2018	79,377,062	$3,019.7